Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 23, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options to purchase	65,000
Exercise price per share	$ 6.85
Assumed dividend yield	6.50%		3.40%	3.40%
Risk free interest rate			1.20%	0.90%
Expected average volatility			49.90%	51.30%
Expected term of options		5 years	5 years	3 years
Unrecognized compensation cost	$ 160
Minimum [Member]
Assumed dividend yield		6.50%
Risk free interest rate	0.57%	0.50%
Expected average volatility	39.18%	42.00%
Maximum [Member]
Assumed dividend yield		8.10%
Risk free interest rate	1.00%	1.20%
Expected average volatility	47.984%	48.40%
Two Directors [Member]
Options to purchase	20,000
Number of vesting installments	8
Percent of options available to vest	50.00%
Percent of options available to vest, per quarter after inital vest	6.25%
Options term	7 years
Three Directors [Member]
Options to purchase	45,000
Options term	7 years
Three Directors [Member] | Minimum [Member]
Expected term of options	4 years
Three Directors [Member] | Maximum [Member]
Expected term of options	5 years 6 months